Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Parties and Their Relationships

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
Ji'an Aojuxun Information Consulting Service Co., Ltd.(“Ji'an Aojuxun”)	Ji’an Aojuxun is controlled by the immediate family member of the Group's senior management.
Shenzhen Aileyou Information Technology Co., Ltd.(Aileyou)	Aileyou is an equity investment of the Group.
L.P. Technology Holdings Limited (“L.P.”)	L.P. is an equity investment of the Group.
Individual Director or Officer	Directors or officers of the Group.
JD.com, Inc. and its subsidiaries (“JD Group”) *	JD Group was a shareholder of the Group before January 1, 2020.

*In considering the equity interests of the Company held by JD, the transaction volumes between the Company and JD as well as other relevant factors, management concluded that JD was no longer a related party of the Company starting from January 1, 2020.

Schedule of Significant Related Party Transactions
(i)
Sales of goods and services to related parties

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Sales of goods and services to Aileyou	—	2,087	7,731
Total	—	2,087	7,731

(ii)
Purchase of goods and services from related parties

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Purchases of goods and services from Ji'an Aoxinlian	7,200	20,658	20,493
Purchases of goods and services from Ji'an Aojuxun	2,091	7,987	—
Purchases of goods and services from JD Group	827,574	—	—
Total	836,865	28,645	20,493

Schedule of Amounts Due from Related Parties	(i) Amounts due from related parties

	As of December 31,
	2020	2021
	(RMB in thousands)
Due from L.P. by the Group	941	6,109
Total	941	6,109

Schedule of Amounts Due to Related Parties
(ii)
Amounts due to related parties

	As of December 31,
	2020	2021
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under investment programs offered by the Group	61,871	15,028
Due to Ji'an Aoxinlian by the Group	4,711	4,790
Due to Aileyou by the Group	932	3,285
Total	67,514	23,102